Notes Payable - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Mar. 15, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 02, 2022	Sep. 09, 2022
Notes Payable [Line Items]
Debt instrument, face amount				$ 63		$ 268	$ 700
Amortization of debt discounts		$ 0	$ 109	$ 242	$ 140
Lmfa Notes, Lmfao Note and Maxim Note [Member]
Notes Payable [Line Items]
Debt instrument extended maturity date	Jun. 15, 2024
Debt instrument, face amount	$ 100
Deferred financing costs	$ 100
Amortization of deferred financing costs		$ 4